Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (1,712,920)	$ (1,331,792)	$ (2,304,908)	$ (396,313)	$ (597,395)	$ (821,649)	$ (1,421,173)	$ (5,349,621)	$ (2,840,217)	$ (3,236,530)	$ (4,721,356)
Deemed dividend upon amendment of the terms to Series 1d convertible preferred stock	2,293,199				0			2,293,199	0
Net loss attributable to common stockholders	$ (4,275,157)				$ (597,395)			$ (7,911,858)	$ (2,840,217)
Basic and diluted net loss per common unit	$ (0.86)				$ (0.31)			$ (2.69)	$ (1.49)	$ (1.69)	$ (2.47)
Weighted-average basic and diluted common units	4,980,306				1,911,009			2,945,351	1,911,009	1,911,009	1,911,009
Net loss per common share [Member]
Net loss	$ (1,712,920)				$ (597,395)			$ (5,349,621)	$ (2,840,217)	$ (3,236,530)	$ (4,721,356)
Deemed dividend upon redemption of 5,221,156 shares of Series 1c convertible preferred stock	269,038				0			269,038	0
Deemed dividend upon amendment of the terms to Series 1d convertible preferred stock	2,293,199				0			2,293,199	0
Net loss attributable to common stockholders	$ (4,275,157)				$ (597,395)			$ (7,911,858)	$ (2,840,217)
Basic and diluted net loss per common unit	$ (0.86)				$ (0.31)			$ (2.69)	$ (1.49)	$ (1.69)	$ (2.47)
Weighted-average basic and diluted common units	4,980,306				1,911,009			2,945,351	1,911,009	1,911,009	1,911,009